Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 01, 2015
Focused Opportunities Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Focused Opportunities Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	FOCUSED OPPORTUNITIES SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to provide long-term capital appreciation through investments in equity securities of companies selected through a “bottom up” strategy that focuses on individual security selection. The Series may focus its investments in a small number of companies. In selecting individual securities, the Advisor uses fundamental analysis and looks for stocks that meet the following criteria:
  Stocks of companies that the Advisor believes are experiencing short-term price anomalies. Such companies may be temporarily mispriced for a variety of reasons, including perceived unfavorable industry conditions, poor business performance, changes in management or ownership, reorganizations, or other external factors. These conditions can often result in fundamentally “good” businesses that are trading at depressed valuations.
  Stocks of companies that the Advisor believes have strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market, and high barriers to entry) and/or are consolidators of cyclical industries.
  Stocks of companies that have one or more clearly identifiable catalysts that the Advisor believes will unlock the intrinsic value of its securities. These catalysts may include productive use of strong free cash flow, a changing business mix resulting from the sale or spin-off of an underperforming business or the rapid growth of a smaller component of the business portfolio, takeover potential, positive change in management or control, development of innovative or competitively superior products, increasing shareholder focus, corporate restructurings, and/or resolution of ancillary problems or misperceptions.
The Advisor may sell a holding if the value potential is realized, if early signs of fundamental deterioration emerge, or if the Advisor believes the valuation is no longer compelling relative to other available investment opportunities.

The Series will primarily invest in common stocks of companies with mid-size market capitalizations at time of purchase, but may also invest in companies with both smaller and larger capitalizations. The Advisor defines a company with a market capitalization of (a) less than $3 billion as a small capitalization company; (b) between $3 billion and $10 billion as a mid-size capitalization company; and (c) above $10 billion as a large capitalization company, each measured at time of purchase.

		The Series may invest in U.S. and foreign stocks, including those in emerging markets, shares of real estate investment trusts (REITs), and American Depository Receipts (ADRs). The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to manage cash flows. The Advisor believes that purchasing ETFs may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
  The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
  Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
“Value” investing risk — Value stocks may suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong. In addition, value stocks can continue to be undervalued by the market for long periods of time.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

Risks of investing in REITs — The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the performance of the Class S shares of the Series for the full calendar year since its inception. The total return table shows how the average annual total returns for the Class S shares and Class I shares of the Series for different periods compare to those of two broad-based securities indices. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class S shares of the Series for the full calendar year since its inception. The total return table shows how the average annual total returns for the Class S shares and Class I shares of the Series for different periods compare to those of two broad-based securities indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 12/31/14): 7.57% Lowest (quarter ended 09/30/14): (7.75)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDED DECEMBER 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Focused Opportunities Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	83
AFTER 3 YEARS	rr_ExpenseExampleYear03	259
AFTER 5 YEARS	rr_ExpenseExampleYear05	450
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Focused Opportunities Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.20%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	99
AFTER 3 YEARS	rr_ExpenseExampleYear03	309
AFTER 5 YEARS	rr_ExpenseExampleYear05	536
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,190
2014	rr_AnnualReturn2014	8.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.75%)
1 Year	rr_AverageAnnualReturnYear01	8.86%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Focused Opportunities Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Focused Opportunities Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Focused Opportunities Series | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.75%
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Focused Opportunities Series | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.